Securities Act File No. 333-183173
Investment Company Act File No. 811-22733

As filed with the Securities and Exchange
Commission on October 9, 2015
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 1

and

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 4

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, MA 02210

(Address of Principal Executive Offices)

(617) 663-3000

Kinga Kapuscinski, Esq.

Nicholas J. Kolokithas, Esq.

John Hancock Advisers, LLC

601 Congress Street

Boston, MA  02210

(Name and Address of Agent for Service)

Copies to:

Christopher P. Harvey, Esq.
Allison M. Fumai, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 9th day of October, 2015.

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	October 9, 2015
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	October 9, 2015
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	October 9, 2015
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	October 9, 2015
James R. Boyle

/s/ Craig Bromley*	Trustee	October 9, 2015
Craig Bromley

/s/ Peter S. Burgess *	Trustee	October 9, 2015
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	October 9, 2015
William H. Cunningham

/s/ Grace K. Fey *	Trustee	October 9, 2015
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	October 9, 2015
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	October 9, 2015
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	October 9, 2015
Hassell H. McClellan

/s/ James M. Oates *	Trustee	October 9, 2015
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	October 9, 2015
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	October 9, 2015
Gregory A. Russo

/s/ Warren A. Thomson*	Trustee	October 9, 2015
Warren A. Thomson

*By: Power of Attorney

By:	/s/ Kinga Kapuscinski
Kinga Kapuscinski
Attorney-In-Fact, under Power of Attorney filed July 13, 2015

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document